Fair value of financial instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 1	$ 0	$ 0	$ 0	$ 0
Transfers out of Level 2 to Level 3	0	0
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	303		439
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 483	$ 938	$ 483	$ 938